Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Employee Benefit Plans [Abstract]
Service cost	¥ 2,702	¥ 2,393	¥ 5,429	¥ 5,018
Interest cost	545	564	1,090	1,129
Expected return on plan assets	(1,517)	(1,517)	(3,034)	(3,033)
Amortization of net actuarial losses	957	1,001	1,915	2,003
Amortization of prior service cost	(265)	(265)	(530)	(530)
Net periodic benefit cost	¥ 2,422	¥ 2,176	¥ 4,870	¥ 4,587